Exploration Expense - Summary of exploration expenses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Total exploration expense	$ (81.0)	$ (60.6)	$ (49.7)
Australia
Disclosure of geographical areas [line items]
Total exploration expense	(33.6)	(21.3)	(16.9)
Ghana
Disclosure of geographical areas [line items]
Total exploration expense	(12.1)	(9.6)	0.0
Peru
Disclosure of geographical areas [line items]
Total exploration expense	(2.8)	(1.6)	(1.4)
Chile
Disclosure of geographical areas [line items]
Total exploration expense	(32.3)	(27.2)	(30.1)
Other
Disclosure of geographical areas [line items]
Total exploration expense	$ (0.2)	$ (0.9)	$ (1.3)